Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2019
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

25    Right-of-use assets and lease liabilities

Accounting policy

Right-of-use assets represents the right to use an underlying asset for the lease term and lease liabilities represents the Company's obligation to make lease payments arising from the lease.

Lease terms are negotiated on an individual asset basis and contractual provisions contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

The Company accounts for non-lease components such as service costs separately, whenever applicable. The Company’s lease terms may include options to extend or terminate the lease and when it is reasonably certain that we will exercise that option, the financial effect is included in the measurement of the contract.

Measurement

Liabilities arising from a lease contract are initially measured on a present value basis, using the incremental borrowing rate approach. The incremental borrowing rate is determined by the Company based on equivalent financial costs that would be charged by a counterparty for a transaction with the same currency and a similar amount, term and risk of the lease contract. The finance cost charged to the income statement produces a constant periodic rate of interest over the lease term. At December 31, 2019, interest rates were between 6.67% to 11.39% for Brazil and 3.98% to 5.49% for Peru.

Lease contracts are recognized as a liability with a corresponding right-of-use asset at the date at which the leased asset is available for use by the Company. The right-of-use asset also includes any lease payments made and it is amortized over the shorter of the asset’s useful life and the lease term on a straight-line basis. Amortization expenses are classified either in cost of sales or administrative expenses based on the designation of the related assets.

(a)   Right-of-use assets - Changes in the year

					2019
		Machinery,
		equipment, and
	Buildings	facilities	IT equipment	Vehicles	Total
At January 1	4,312	8,536	5,846	22,827	41,521
New contracts	2,525	181	—	811	3,517
Amortization	(1,569)	(2,878)	(3,675)	(8,103)	(16,225)
Reclassification – Note 5 (a)	—	2,278	—	—	2,278
Foreign exchange effect	(1)	(715)	—	(828)	(1,544)
At the end of the year	5,267	7,402	2,171	14,707	29,547

Average annual amortization rates %	24	35	63	36

(b)   Lease liabilities - Changes in the year

2019
At January 1	41,450
New contracts	3,517
Payments of lease liabilities	(13,280)
Interest paid	(3,259)
Interest accrued	3,418
Reclassification – Note 5 (a)	3,087
Foreign exchange effect	(549)
At the end of the year	34,384
Current liabilities	16,474
Non-current liabilities	17,910

(c)   Maturity profile

	2019
					As from
	2020	2021	2022	2023	2024	Total
U.S. Dollar	12,436	6,697	6,338	866	83	26,420
Real	5,467	1,412	550	498	37	7,964
	17,903	8,109	6,888	1,364	120	34,384